Acquisitions and Divestitures (Narrative) (Details) $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($) branch shares	Apr. 03, 2017 USD ($)	Oct. 02, 2015 USD ($) branch shares	Oct. 31, 2017 professional	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 16, 2016 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Goodwill (Note 7)					$ 1,386,853	$ 191,371	$ 191,307		$ 145,932
Net interest income					842,314	729,084	653,720
Noninterest expense					1,023,661	925,204	$ 1,053,791
Total assets					41,423,388	28,555,231
Capital Bank Financial Corporation
Business Acquisition [Line Items]
Equity interest issued, number of shares | shares	92,043,171
Payments to acquire business	$ 423,592
Total consideration paid	$ 2,216,351
Number of bank branches operated | branch	178
Goodwill (Note 7)	$ 1,146,901
Goodwill expected to be tax deductible	$ 17,000
Acquired finite-lived intangible assets, weighted average useful life	10 years
Acquisition-related expenses	$ 1,000
Capital Bank Financial Corporation | Amortization Of Premiums And Accretion Of Discounts
Business Acquisition [Line Items]
Net interest income					(34,500)	(46,500)
Capital Bank Financial Corporation | Eliminate Amortization Of Premiums And Accretion Of Discounts
Business Acquisition [Line Items]
Net interest income					24,400	25,900
Capital Bank Financial Corporation | Amortization Of Acquired Intangibles
Business Acquisition [Line Items]
Noninterest expense					$ 15,800	$ 18,000
Coastal Securities, Inc
Business Acquisition [Line Items]
Payments to acquire business		$ 131,473
Goodwill (Note 7)		$ 44,964
GE Capital
Business Acquisition [Line Items]
Loans acquired								$ 537,400
Trust Atlantic Financial Corporation
Business Acquisition [Line Items]
Equity interest issued, number of shares | shares			5,093,657
Payments to acquire business			$ 23,888
Total consideration paid			$ 96,679
Number of bank branches operated | branch			5
Goodwill (Note 7)			$ 45,375
Professional Mortgage Company, Inc. (PMC)
Business Acquisition [Line Items]
Number of professionals | professional				11